UNITED STATES               OMB APPROVAL
             SECURITIES AND EXCHANGE COMMISSION   OMB Number:    3235 -0570
                 Washington, D.C. 20549           Expires:     November 30, 2005
                                                  Estimated average burden
                                                  hours per response...


                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8505

                            BARON CAPITAL FUNDS TRUST
--------------------------------------------------------------------------------
       (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 49th Floor
                               New York, NY 10153
--------------------------------------------------------------------------------
          (Address of Principal Executive Offices)        (Zip Code)


                            Linda S. Martinson, Esq.
                          c/o Baron Capital Funds Trust
                           767 Fifth Avenue,49th Floor
                            New York, New York 10153
--------------------------------------------------------------------------------
                  (Name and Address of Agent for Service)


Registrant's Telephone Number, including Area Code        212-583-2000
                                                   -----------------------------

Date of fiscal year end:   December 31
                        ---------------

Date of reporting period:  June 30, 2004
                         ----------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-6009. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

      Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.


SEC 2569 (3-03)

Item 1. Baron Capital Funds Trust Semi-Annual Report for the period ended June 30, 2004.

                                [Registered Logo]
                                    B A R O N
                                    C A P I T A L
                                    F U N D S

STATEMENT OF NET
 ASSETS.......................................................................2

STATEMENT OF ASSETS & LIABILITIES.............................................4

STATEMENT OF OPERATIONS.......................................................4

STATEMENT OF CHANGES
 IN NET ASSETS................................................................5

NOTES TO FINANCIAL STATEMENTS.................................................6



767 Fifth Avenue
NY, NY 10153
212.583.2100
1.800.99.BARON
BaronFunds.com

--------------------------------------------------------------------------------
BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------


SEMI-ANNUAL FINANCIAL REPORT                                      JUNE 30, 2004

Dear Baron Capital Asset Fund
Shareholder:

Attached you will find unaudited financial statements for Baron Capital Asset Fund for the six months ended June 30, 2004. The Securities and Exchange Commission requires mutual funds to furnish these statements semi-annually to their shareholders.

We thank you for choosing Baron Capital Asset Fund. We will continue to work hard to justify your confidence.

Sincerely,


/s/ Ronald Baron
----------------
    Ronald Baron
    Chairman and Portfolio Manager
    August 13, 2004



/s/ Peggy Wong
---------------
    Peggy Wong
    Treasurer and CFO
    August 13, 2004


A description of the Fund's proxy voting policies and procedures is available without charge on the Fund's website, www.BaronFunds.com, or by calling 1-800-99-BARON and on the SEC's website at www.sec.gov.

---------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's
Portfolio Holdings reported herein are current at June 30, 2004, but its composition is subject to change.

--------------------------------------------------------------------------------
BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

       Shares                                                      Value
--------------------------------------------------------------------------------
COMMON STOCKS (95.19%)
--------------------------------------------------------------------------------

                ADVERTISING SERVICES (0.89%)
       35,000   Getty Images, Inc.*                             $ 2,100,000
                APPAREL (0.69%)
       56,000   Carter's, Inc.*                                   1,630,160
                BUSINESS SERVICES (4.14%)
       40,000   Adesa, Inc.*                                        961,600
      150,000   ChoicePoint, Inc.*                                6,849,000
       30,000   Equinix, Inc.*                                    1,018,200
       30,000   Fair Isaac Corp.                                  1,001,400
                                                                -----------
                                                                  9,830,200
                CHEMICAL (1.12%)
      110,000   Symyx Technologies, Inc.*                         2,653,200
                COMMUNICATIONS (0.48%)
       75,000   American Tower Corp., Cl A*                       1,140,000
                CONSULTING (1.45%)
      100,000   Exult, Inc.*                                        538,000
       80,000   Hewitt Associates, Inc.*                          2,200,000
       40,000   LECG Corp.*                                         692,400
                                                                -----------
                                                                  3,430,400
                CONSUMER SERVICES (0.41%)
       25,000   Weight Watchers Intl., Inc.*                        978,500
                EDUCATION (7.13%)
       25,000   Apollo Group, Inc., Cl A*                         2,207,250
       60,000   DeVry, Inc.*                                      1,645,200
       80,000   Education Mgmt. Corp.*                            2,628,800
       22,000   Strayer Education, Inc.                           2,454,540
       90,000   Universal Technical Institute, Inc.*              3,597,300
       50,000   University of Phoenix Online*                     4,379,500
                                                                -----------
                                                                 16,912,590
                ENERGY SERVICES (3.97%)
      125,000   Encore Acquisition Co.*                           3,487,500
      130,000   FMC Technologies, Inc.*                           3,744,000
       50,000   Seacor Holdings, Inc.*                            2,196,500
                                                                -----------
                                                                  9,428,000
                FINANCIAL (12.77%)
      125,000   Arch Capital Group, Ltd.*                         4,985,000
      100,000   Axis Capital Holdings, Ltd.                       2,800,000
       50,000   BlackRock, Inc., Cl A                             3,191,500
       60,000   CheckFree Corp.*                                  1,800,000
       30,000   Chicago Mercantile Exchange Holdings, Inc.        4,331,100
       35,000   Eaton Vance Corp.                                 1,337,350
      125,000   eSpeed, Inc. Cl A*                                2,206,250
      125,000   First Marblehead Corp.*                           5,032,500
       28,000   Gabelli Asset Mgmt., Inc., Cl A                   1,190,000
      110,000   Jefferies Group, Inc.                             3,401,200
                                                                -----------
                                                                 30,274,900
                GOVERNMENT SERVICES (1.27%)
       92,500   Anteon Intl., Corp.*                              3,017,350
                HEALTHCARE FACILITIES (4.97%)
      105,100   Community Health Systems, Inc.*                   2,813,527
      130,000   Manor Care, Inc.                                  4,248,400
      120,000   United Surgical Partners Intl., Inc.*             4,736,400
                                                                -----------
                                                                 11,798,327
                HEALTHCARE PRODUCTS (3.35%)
       75,000   DepoMed, Inc.*                                      371,250
      160,000   Edwards Lifesciences Corp.*                       5,576,000
       30,000   Flamel Technologies S.A.*                           738,900
       20,000   INAMED Corp.*                                     1,257,000
                                                                -----------
                                                                  7,943,150
                HEALTHCARE SERVICES (3.53%)
       90,000   Charles River Laboratories Intl., Inc.*           4,398,300
       50,000   First Health Group Corp.*                           780,500
      120,000   Odyssey Healthcare, Inc.*                         2,258,400
       50,000   VistaCare, Inc.*                                    927,500
                                                                -----------
                                                                  8,364,700

       Shares                                                     Value
---------------------------------------------------------------------------
                HEALTHCARE SERVICES/INSURANCE (4.57%)
      150,000   AMERIGROUP Corp.*                             $   7,380,000
       90,000   Centene Corp.*                                    3,469,500
                                                              -------------
                                                                 10,849,500
                HOTELS AND LODGING (3.81%)
       90,000   Choice Hotels Intl., Inc.                         4,514,400
       75,000   Four Seasons Hotels, Inc.                         4,515,750
                                                              -------------
                                                                  9,030,150
                MEDIA (5.99%)
       50,000   Citadel Broadcasting Corp.*                         728,500
       60,000   Cumulus Media, Inc.*                              1,008,600
      140,000   Gray Television, Inc.                             1,944,600
      160,000   LIN TV Corp., Cl A*                               3,392,000
       80,000   Netflix, Inc.*                                    2,876,000
       25,000   Radio One, Inc., Cl A*                              402,750
       70,000   Radio One, Inc., Cl D*                            1,120,700
      150,000   Saga Comm., Inc., Cl A*                           2,737,500
                                                              -------------
                                                                 14,210,650
                MEDICAL EQUIPMENT (0.70%)
       80,000   Viasys Healthcare, Inc.*                          1,672,800
                REAL ESTATE SERVICES(2.35%)
        5,000   Alexander's, Inc.*                                  838,700
       90,000   CB Richard Ellis Group, Inc.*                     1,719,000
       30,000   CoStar Group, Inc.*                               1,377,900
       30,000   LNR Property Corp.                                1,627,500
                                                              -------------
                                                                  5,563,100
                RECREATION AND RESORTS (10.92%)
       70,000   Ameristar Casinos, Inc.                           2,350,600
       40,000   Gaylord Entertainment Co.*                        1,255,600
      150,000   Isle of Capri Casinos, Inc.*                      2,617,500
      150,000   Kerzner Intl., Ltd.*                              7,134,000
      150,000   Vail Resorts, Inc.*                               2,874,000
      250,000   Wynn Resorts, Ltd.*                               9,657,500
                                                              -------------
                                                                 25,889,200
                RESTAURANTS (5.09%)
      105,000   Krispy Kreme Doughnuts, Inc.*                     2,004,450
       50,000   Panera Bread Co., Cl A*                           1,794,000
       80,000   P.F. Chang's China Bistro, Inc.*                  3,292,000
      125,000   The Cheesecake Factory, Inc.*                     4,973,750
                                                              -------------
                                                                 12,064,200
                RETAIL (10.30%)
       50,000   99 Cents Only Stores*                               762,500
       90,000   Blue Nile, Inc.*                                  3,384,900
       80,000   Cabela's, Inc.*                                   2,156,000
      150,000   CarMax, Inc.*                                     3,280,500
      100,000   Dollar Tree Stores, Inc.*                         2,743,000
       60,000   Ethan Allen Interiors, Inc.                       2,154,600
       61,000   Petco Animal Supplies, Inc.*                      1,964,810
      100,000   Polo Ralph Lauren Corp., Cl A                     3,445,000
      160,000   Select Comfort Corp.*                             4,544,000
                                                              -------------
                                                                 24,435,310
                SOFTWARE (1.93%)
       55,000   Kronos, Inc.*                                     2,266,000
      100,000   The Reynolds & Reynolds Co.                       2,313,000
                                                              -------------
                                                                  4,579,000
                TRANSPORTATION (2.29%)
       80,000   Genesee & Wyoming, Inc.*                          1,896,000
       75,000   JetBlue Airways Corp.*                            2,203,500
       25,000   Landstar System, Inc.*                            1,321,750
                                                              -------------
                                                                  5,421,250
                UTILITY SERVICES (1.07%)
      120,000   Southern Union Co.*                               2,529,600
                                                              -------------
TOTAL COMMON STOCKS
 (Cost $161,630,173)                                            225,746,237
                                                              -------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

    Principal
       Amount                                                     Value
--------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (5.18%)
--------------------------------------------------------------------------------
 $ 12,289,999   Exxon Asset Management Co.
                1.05% due 07/01/2004
                (Cost $12,289,999)                            $  12,289,999
                                                              -------------
TOTAL INVESTMENTS (100.37%)
 (COST $173,920,172)                                            238,036,236
                                                              -------------
LIABILITIES LESS
 CASH AND OTHER ASSETS (-0.37%)                                    (871,992)
                                                              -------------
NET ASSETS (100.00%)                                          $ 237,164,244
                                                              =============
NET ASSET VALUE PER SHARE
INSURANCE SHARES:
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE (BASED ON NET ASSETS
OF $232,917,969 AND 9,892,940 SHARES
OF BENEFICIAL INTEREST OUTSTANDING)                                  $23.54
                                                              =============
RETIREMENT SHARES:
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE (BASED ON NET ASSETS OF
$4,246,275 AND 178,326 SHARES OF BENEFICIAL
INTEREST OUTSTANDING)                                                $23.81
                                                              =============

---------------
%   Represents percentage of net assets
*   Non-income producing securities


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

      ASSETS:
        Investments in securities, at value (Cost $173,920,172)........   $238,036,236
        Cash...........................................................          4,291
        Dividends and interest receivable..............................         18,591
        Receivable for securities sold.................................      1,131,301
        Receivable for shares sold.....................................         58,582
                                                                          ------------
                                                                           239,249,001
                                                                          ------------
      LIABILITIES:
        Payable for securities purchased...............................      1,717,277
        Payable for shares redeemed....................................        256,016
        Accrued expenses and other payables............................        111,464
                                                                          ------------
                                                                             2,084,757
                                                                          ------------
      NET ASSETS ......................................................   $237,164,244
                                                                          ============
      NET ASSETS CONSIST OF:
        Capital paid-in................................................   $187,469,584
        Accumulated net investment loss................................       (961,511)
        Accumulated net realized loss..................................    (13,459,893)
        Net unrealized appreciation on investments.....................     64,116,064
                                                                          ------------
      NET ASSETS ......................................................   $237,164,244
                                                                          ============
      NET ASSET VALUE PER SHARE
      INSURANCE SHARES
        Net asset value, offering and redemption price per share (based on net assets of $232,917,969 and 9,892,940 shares
         outstanding) .................................................   $      23.54
                                                                          ============
      RETIREMENT SHARES
        Net asset value, offering and redemption price per share (based
         on net assets of $4,246,275 and 178,326 shares outstanding) ..   $      23.81
                                                                          ============


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

      INVESTMENT INCOME:
        INCOME:
         Interest ......................................................   $    40,485
         Dividends .....................................................       429,741
                                                                           -----------
         Total income ..................................................       470,226
                                                                           -----------
        EXPENSES:
         Investment advisory fees ......................................     1,039,468
         Distribution fees - Insurance Shares ..........................       255,241
         Shareholder servicing agent fees -- Insurance Shares ..........        21,225
         Shareholder servicing agent fees -- Retirement Shares .........         5,653
         Reports to shareholders -- Insurance Shares ...................        49,015
         Reports to shareholders -- Retirement Shares ..................           500
         Custodian fees ................................................         5,314
         Registration and filing fees -- Insurance Shares ..............        24,897
         Registration and filing fees -- Retirement Shares .............         5,253
         Professional fees .............................................        23,000
         Trustee fees ..................................................         6,750
         Miscellaneous .................................................         2,420
                                                                           -----------
         Total expenses ................................................     1,438,736
         Less: Expense reimbursement by investment adviser .............        (6,999)
                                                                           -----------
         Net expenses ..................................................     1,431,737
                                                                           -----------
         Net investment loss ...........................................      (961,511)
                                                                           -----------
      REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
        Net realized gain on investments sold...........................    10,195,576
        Change in net unrealized appreciation of investments............     8,176,768
                                                                           -----------
         Net gain on investments .......................................    18,372,344
                                                                           -----------
         Net increase in net assets resulting from operations ..........   $17,410,833
                                                                           ===========


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------


                                                    SIX MONTHS          FOR THE
                                                      ENDED           YEAR ENDED
                                                  JUNE 30, 2004    DECEMBER 31, 2003
                                                  -------------    -----------------
    INCREASE (DECREASE) IN NET ASSETS:
    OPERATIONS:
      Net investment loss .....................    $   (961,511)     $ (1,847,749)
      Net realized gain(loss) on investments
        sold ..................................      10,195,576        (2,009,146)
      Change in net unrealized appreciation on
        investments ...........................       8,176,768        42,721,754
                                                   ------------      ------------
      Increase in net assets resulting from
        operations ............................      17,410,833        38,864,859
                                                   ------------      ------------
    CAPITAL SHARE TRANSACTIONS:
     INSURANCE SHARES:
      Proceeds from the sale of shares ........      55,493,057        34,243,873
      Cost of shares redeemed .................     (15,828,282)      (21,870,685)
     RETIREMENT SHARES:
      Proceeds from the sale of shares ........               0           450,000
      Cost of shares redeemed .................               0                 0
                                                   ------------      ------------
      Increase in net assets derived from
        capital share transactions ............      39,664,775        12,823,188
                                                   ------------      ------------
      Net increase in net assets ..............      57,075,608        51,688,047
    NET ASSETS:
      Beginning of period .....................     180,088,636       128,400,589
                                                   ------------      ------------
      End of period ...........................    $237,164,244      $180,088,636
                                                   ============      ============
    SHARES OF BENEFICIAL INTEREST:
     INSURANCE SHARES:
      Shares sold .............................       2,398,381         1,802,255
      Shares redeemed .........................        (689,547)       (1,218,230)
                                                   ------------      ------------
      Net increase in Insurance Shares
        outstanding ...........................       1,708,834           584,025
                                                   ============      ============
     RETIREMENT SHARES:
      Shares sold .............................               0            24,780
      Shares redeemed .........................               0                 0
                                                   ------------      ------------
      Net increase in Retirement Shares
        outstanding ...........................               0            24,780
                                                   ============      ============


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Baron Capital Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust currently consists of one series, Baron Capital Asset Fund (the "Fund"). There are currently two classes of shares: the Insurance Shares and the Retirement Shares. The Insurance Shares are offered in connection with variable annuity contracts and variable life insurance contracts offered by life insurance companies. The Retirement Shares are offered to certain qualified retirement plans. At June 30, 2004, 81% of the Fund shares were sold through one insurance company. Each class of shares has equal rights as to earnings and assets except that each class bears different expenses for distribution, shareholder service, reports to shareholders and registration and filing fees. Each class of shares has exclusive voting rights with respect to matters that affect just that class. The Fund's objective is capital appreciation through investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

(A) SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Where market quotations are not readily available, securities are valued based on fair value as determined by the Adviser, using procedures established by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

(B) SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSE ALLOCATION. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(C) FEDERAL INCOME TAXES. It is the policy of the Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, including net realized capital gains, if any, to its shareholders. No federal income tax provision is therefore required.

(D) DISTRIBUTIONS. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of financial statements, and the amounts of income and expenses during the period. Actual results could differ from those estimates.

(3) PURCHASES AND SALES OF SECURITIES. For the six months ended June 30, 2004, purchases and sales of securities, other than short-term securities, aggregated $68,621,612 and $39,484,569, respectively.

(4) INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

(A) INVESTMENT ADVISORY FEES. BAMCO, Inc., (the "Adviser"), a wholly owned subsidiary of Baron Capital Group, Inc. ("BCG"), serves as investment adviser to the Fund. As compensation for services rendered, the Adviser receives a fee payable monthly from the assets of the Fund equal to 1% per annum of the Fund's average daily net asset value. The Adviser has contractually agreed to reduce its fee to the extent required to limit the operating expense to 1.25% for the Retirement Shares and for the Insurance Shares, 1.5% for the first $250 million of net assets; 1.35% for the next $250 million of net assets and 1.25% for net assets over $500 million.

(B) DISTRIBUTION FEES. Baron Capital, Inc. ("BCI"), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the Insurance Shares pursuant to a distribution plan under Rule 12b-1 of the 1940 Act. The distribution plan authorizes the Fund to pay BCI a distribution fee equal on an annual basis to 0.25% of average daily net assets of the Insurance Shares.

Brokerage transactions for the Fund may be effected by or through BCI. During the six months ended June 30, 2004, BCI earned gross brokerage commissions of $97,696.

(C) TRUSTEE FEES. Certain Trustees of the Trust may be deemed to be affiliated with or interested persons (as defined by the 1940 Act) of the Fund's Adviser or of BCI. None of the Trustees so affiliated received compensation for his/ her services as a Trustee of the Trust. None of the Fund's officers received compensation from the Fund.

--------------------------------------------------------------------------------
BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

(5) INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2004, the components of net assets on a tax basis were as follows:

Cost of investments .............................................   $174,303,016
                                                                    ============
Gross tax unrealized appreciation ...............................     67,389,560
Gross tax unrealized depreciation ...............................     (3,656,340)
                                                                    ------------
Net tax unrealized appreciation .................................   $ 63,733,220
                                                                    ============


At December 31, 2003, the Fund had capital loss carryforwards expiring as follows:

    2009 ........................................................   $ (2,875,212)
    2010 ........................................................    (17,099,597)
    2011 ........................................................     (3,297,816)
                                                                    ------------
                                                                    $(23,272,625)
                                                                    ============


Net investment loss and realized and unrealized gains and losses differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and net operating losses.

--------------------------------------------------------------------------------
BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

(6) FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period:
--------------------------------------------------------------------------------
INSURANCE SHARES:


                                          SIX MONTHS
                                             ENDED                               YEAR ENDED DECEMBER 31,
                                         JUNE 30, 2004      2003        2002         2001        2000         1999        1998*
                                         -------------   ----------  ----------   ----------   ---------    ---------   --------
NET ASSET VALUE, BEGINNING OF PERIOD.     $    21.53     $    16.56  $    19.30   $    17.26   $   17.77    $   13.25   $  10.00
                                          ----------     ----------  ----------   ----------   ---------    ---------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss).........          (0.10)         (0.22)      (0.19)       (0.18)      (0.16)       (0.06)      0.02
Net realized and unrealized gains
  (losses) on investments............           2.11           5.19       (2.55)        2.31       (0.31)        4.78       3.23
                                          ----------     ----------  ----------   ----------   ---------    ---------   --------
TOTAL FROM INVESTMENT OPERATIONS.....           2.01           4.97       (2.74)        2.13       (0.47)        4.72       3.25
                                          ----------     ----------  ----------   ----------   ---------    ---------   --------
LESS DISTRIBUTIONS
Dividends from net investment income.           0.00           0.00        0.00         0.00        0.00        (0.01)      0.00
Distributions from net realized gains           0.00           0.00        0.00        (0.09)      (0.04)       (0.19)      0.00
                                          ----------     ----------  ----------   ----------   ---------    ---------   --------
TOTAL DISTRIBUTIONS..................           0.00           0.00        0.00        (0.09)      (0.04)       (0.20)      0.00
                                          ----------     ----------  ----------   ----------   ---------    ---------   --------
NET ASSET VALUE, END OF PERIOD.......     $    23.54     $    21.53  $    16.56   $    19.30   $   17.26    $   17.77   $  13.25
                                          ==========     ==========  ==========   ==========   =========    =========   ========
TOTAL RETURN.........................            9.3%          30.0%      (14.2%)       12.3%#      (2.7%)#      35.8%#     32.5%+#
                                          ----------     ----------  ----------   ----------   ---------    ---------   --------
RATIOS/SUPPLEMENTAL DATA
Net assets (in thousands), end of
  period.............................     $232,918.0     $176,208.0  $125,835.9   $112,983.3   $60,412.2    $31,238.7   $  806.3
Ratio of total expenses to average
  net assets.........................           1.38%**        1.44%       1.42%        1.59%       1.66%        1.88%      7.62%**
Less: Expense reimbursement by
  investment adviser.................           0.00%**        0.00%       0.00%       (0.09%)     (0.16%)      (0.38%)    (6.17%)**
                                          ----------     ----------  ----------   ----------   ---------    ---------   --------
Ratio of net expenses to average net
  assets.............................           1.38%**        1.44%       1.42%        1.50%       1.50%        1.50%      1.45%**
                                          ==========     ==========  ==========   ==========   =========    =========   ========
Ratio of net investment income (loss)
  to average net assets..............          (0.93%)**      (1.28%)     (1.05%)      (1.18%)     (1.02%)      (0.78%)     0.99%**
Portfolio turnover rate..............          19.82%         28.08%      33.01%       31.85%      39.38%       37.18%     37.11%+


RETIREMENT SHARES:


                                          SIX MONTHS
                                             ENDED                                YEAR ENDED DECEMBER 31,
                                         JUNE 30, 2004      2003         2002         2001         2000       1999        1998@
                                         -------------   ----------   ----------   ----------   ---------   ---------   --------
NET ASSET VALUE, BEGINNING OF PERIOD.     $    21.76     $    16.70   $    19.43   $    17.34   $   17.81   $   13.26   $  12.06
                                          ----------     ----------   ----------   ----------   ---------   ---------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss).........          (0.09)         (0.19)       (0.17)       (0.16)      (0.14)      (0.04)      0.02
Net realized and unrealized gains
  (losses) on investments............           2.14           5.25        (2.56)        2.34       (0.29)       4.79       1.18
                                          ----------     ----------   ----------   ----------   ---------   ---------   --------
TOTAL FROM INVESTMENT OPERATIONS.....           2.05           5.06        (2.73)        2.18       (0.43)       4.75       1.20
                                          ----------     ----------   ----------   ----------   ---------   ---------   --------
LESS DISTRIBUTIONS
Dividends from net investment income.           0.00           0.00         0.00         0.00        0.00       (0.01)      0.00
Distributions from net realized gains           0.00           0.00         0.00        (0.09)      (0.04)      (0.19)      0.00
                                          ----------     ----------   ----------   ----------   ---------   ---------   --------
TOTAL DISTRIBUTIONS..................           0.00           0.00         0.00        (0.09)      (0.04)      (0.20)      0.00
                                          ----------     ----------   ----------   ----------   ---------   ---------   --------
NET ASSET VALUE, END OF PERIOD.......     $    23.81     $    21.76   $    16.70   $    19.43   $   17.34   $   17.81   $  13.26
                                          ==========     ==========   ==========   ==========   =========   =========   ========
TOTAL RETURN#........................            9.4%          30.3%       (14.1%)       12.6%       (2.4%)      36.0%      10.0%+
                                          ----------     ----------   ----------   ----------   ---------   ---------   --------
RATIOS/SUPPLEMENTAL DATA
Net assets (in thousands), end of
  period.............................     $  4,246.3     $  3,880.7   $  2,564.7   $  3,943.6   $ 3,502.5   $ 3,590.0   $2,638.5
Ratio of total expenses to average
  net assets.........................           1.59%**        1.97%        2.06%        2.16%       1.76%       1.62%      7.38%**
Less: Expense reimbursement by
  investment adviser.................          (0.34%)**      (0.72%)      (0.81%)      (0.91%)     (0.51%)     (0.38%)    (6.17%)**
                                          ----------     ----------   ----------   ----------   ---------   ---------   --------
Ratio of net expenses to average net
  assets.............................           1.25%**        1.25%        1.25%        1.25%       1.25%       1.24%      1.21%**
                                          ==========     ==========   ==========   ==========   =========   =========   ========
Ratio of net investment income (loss)
  to average net assets..............          (0.80%)**      (1.08%)      (0.86%)      (0.89%)     (0.77%)     (0.28%)     1.34%**
Portfolio turnover rate..............          19.82%         28.08%       33.01%       31.85%      39.38%      37.18%     37.11%+

--------------------------------------------------------------------------------
 * For the period October 1, 1998 (commencement of operations) to December 31, 1998.
@ For the period November 25, 1998 (commencement of operations) to December 31, 1998.
**  Annualized.
 # The total returns would have been lower had certain expenses not been reduced during the periods shown.
 +  Not annualized.

[Registered Logo]
B A R O N
C A P I T A L
F U N D S


767 Fifth Avenue
NY, NY 10153



                                                                          SAR04

Item 2. Code of Ethics.

        Not applicable at this time.  This item is applicable to annual reports.

Item 3. Audit Committee Financial Expert.

        Not applicable at this time.  This item is applicable to annual reports.

Item 4. Principal Accountant Fees and Services.

        Not applicable at this time.  This item is applicable to annual reports.

Item 5. Audit Committee of Listed Registrants.

        The members of the Fund's Audit Committee are Norman Edelcup and Raymond Noveck, both "independent" Trustees pursuant t o paragraph
        (a)(2) of Item 3 to Form N-CSR.

Item 6. [Reserved].

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

        Not applicable to this registrant, insofar as the Registrant is not a closed-end management investment company.

Item 8. [Reserved].

Item 9. Controls and Procedures

          The Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report on Form N-CSRS, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act to 1934 is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

          At the date of filing this N-CSRS, the Registrant's principal executive office and principal financial officer are aware of no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

         a).    Ex-99.CERT
                Certification required by Item 10(b) of Form N-CSR.

         b).    Ex-99.906 CERT
                Certification pursuant to Section 906 of the Sarbanes Oxley Act.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                 BARON CAPITAL FUNDS TRUST



                                 By:   /s/ Ronald Baron
                                       -------------------
                                           Ronald Baron
                                           Chairman and Chief Executive Officer

                                 Date: September 3, 2004




Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                 By:   /s/ Ronald Baron
                                       --------------------
                                           Ronald Baron
                                           Chairman and Chief Executive Officer



                                 Date: September 3, 2004

                                 By:   /s/ Peggy Wong
                                       --------------------
                                           Peggy Wong
                                           Treasurer and Chief Financial Officer

                                  Date: September 3, 2004


A signed original of this written statement has been provided to Baron Capital Funds Trust and will be retained by Baron Capital Funds Trust and furnished to the Securities and Exchange Commission or its staff upon request.